Summary of Significant Accounting Policies - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value	$ 2,865	$ 3,568
Convertible Preferred Stock Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value	2,865	3,568
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value	2,865	3,568
Level 3 | Convertible Preferred Stock Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value	$ 2,865	$ 3,568